Long-term bank loans & Revolving facilities - Part V (Tables)	12 Months Ended
Dec. 31, 2025
Long-term Bank Loans Revolving Facilities - Part V
Long-term bank loans - Principal repayments (Table)

Twelve month periods ending	Amount
December 31, 2026	$226,137
December 31, 2027	284,182
December 31, 2028	209,802
December 31, 2029	149,617
December 31, 2030	179,002
December 31, 2031 and thereafter	16,251
Total Long-term bank loans	$1,064,991
Unamortized loan issuance costs	(5,321)
Total Long-term bank loans, net	$1,059,670
Current portion of long-term bank loans	226,137
Long-term bank loans, net of current portion and unamortized loan issuance costs	833,533

Long-term bank loans - Interest and finance costs (Table)

	Years ended December 31,
	2023	2024	2025
Interest on financing agreements	$87,857	$94,024	$70,250
Less: Interest capitalized	—	(1,252)	(1,757)
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Loss	(21,786)	(5,565)	(1,403)
Amortization of debt (loan & lease) issuance costs	3,661	3,583	3,141
Other bank and finance charges	1,587	1,037	994
Interest and finance costs	$71,319	$91,827	$71,225